RELATED PARTY TRANSACTIONS - Private Placement (Details) - USD ($)	Jul. 19, 2021	Jul. 16, 2021	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Exercise price of warrants			$ 11.50	$ 11.50	$ 11.50
Private Placement | Class A Ordinary shares
Related Party Transaction [Line Items]
Number of shares issuable per warrant			1	1	1
Exercise price of warrants			$ 11.50	$ 11.50	$ 11.50
Private Placement | Sponsor
Related Party Transaction [Line Items]
Number of warrants to purchase shares issued	540,000	5,370,000
Price of warrant		$ 1.00
Proceeds from sale of Private Placement Warrants	$ 540,000	$ 5,400,000
Private Placement and Second Private Placement
Related Party Transaction [Line Items]
Number of warrants to purchase shares issued	2,490,500